SCHEDULE OF INVESTMENTS

Natural Resources (in thousands)	SEPTEMBER 30, 2021 (UNAUDITED)

COMMON STOCKS	Shares	Value
Australia
Materials – 2.4%
BHP Group plc	82	$2,057

Total Australia - 2.4%		$2,057

Brazil
Energy – 1.9%
Petroleo Brasileiro S.A. - Petrobras ADR	156	1,616

Total Brazil - 1.9%		$1,616

Canada
Energy – 3.7%
Cameco Corp.	40	863
Canadian Natural Resources Ltd.	65	2,372

		3,235

Industrials – 2.2%
Canadian Pacific Railway Ltd.(A)	29	1,868

Materials – 4.7%
Agnico-Eagle Mines Ltd.	15	770
Barrick Gold Corp.	39	699
Franco-Nevada Corp.	13	1,625
Pan American Silver Corp.	12	275
Wheaton Precious Metals Corp.	20	733

		4,102

Total Canada - 10.6%		$9,205

Chile
Materials – 1.0%
Sociedad Quimica y Minera de Chile S.A. ADR	17	895

Total Chile - 1.0%		$895

France
Energy – 2.6%
TotalEnergies SE ADR	47	2,263

Materials – 1.0%
L Air Liquide S.A.	5	861

Total France - 3.6%		$3,124

Hong Kong
Materials – 0.0%
China Metal Recycling (Holdings) Ltd.(B)(C)	1,900	—	*

Total Hong Kong - 0.0%		$ —	*

India
Energy – 2.9%
Reliance Industries Ltd.	76	2,520

Total India - 2.9%		$2,520

Peru
Materials – 1.6%
Southern Copper Corp.	24	1,341

Total Peru - 1.6%		$1,341

Portugal
Energy – 0.8%
Galp Energia SGPS S.A., Class B	64	729

Total Portugal - 0.8%		$729

South Africa
Materials – 1.7%
Mondi plc	61	1,486

Total South Africa - 1.7%		$1,486

United Kingdom
Materials – 7.4%
Anglo American plc	41	1,438
Croda International plc	13	1,495
Linde plc	5	1,370
Rio Tinto plc	33	2,144

		6,447

Total United Kingdom - 7.4%		$6,447

United States
Consumer Staples – 4.0%
Bunge Ltd.	20	1,587
Darling International, Inc.(B)	12	844
Tyson Foods, Inc.	12	969

		3,400

Energy – 32.2%
Cabot Oil & Gas Corp.	46	997
Chevron Corp.	27	2,783
ConocoPhillips	52	3,540
Diamondback Energy, Inc.	27	2,553
Enterprise Products Partners L.P.	85	1,849
EOG Resources, Inc.	37	3,008
Magellan Midstream Partners L.P.	19	862
Marathon Petroleum Corp.	32	1,948
Phillips 66	41	2,876
Pioneer Natural Resources Co.	18	2,973
Schlumberger Ltd.	69	2,056
Valero Energy Corp.	33	2,313

		27,758

Industrials – 6.5%
Tetra Tech, Inc.	9	1,333
Union Pacific Corp.	11	2,126
Waste Management, Inc.	6	830
Xylem, Inc.	11	1,379

		5,668

Information Technology – 1.2%
Enphase Energy, Inc.(B)	7	1,062

Materials – 17.9%
Air Products and Chemicals, Inc.	5	1,242
Albemarle Corp.	7	1,488
AptarGroup, Inc.	6	757
Avery Dennison Corp.	6	1,301
Danimer Scientific, Inc., Class A(A)(B)	13	208
Ecolab, Inc.	5	1,004
FMC Corp.	12	1,133
Huntsman Corp.	34	998
Martin Marietta Materials, Inc.	3	1,164
MP Materials Corp.(A)(B)	23	749
Newmont Corp.	11	604
Packaging Corp. of America	7	901
PPG Industries, Inc.	7	952
Scotts Miracle-Gro Co. (The)	3	404
Sherwin-Williams Co. (The)	6	1,652
Steel Dynamics, Inc.	14	837

		15,394

Utilities – 0.9%
American Water Works Co., Inc.	5	772

Total United States - 62.7%		$54,054

TOTAL COMMON STOCKS – 96.6%		$83,474

(Cost: $81,073)

SHORT-TERM SECURITIES

Money Market Funds(D) – 3.9%
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.030%	2,976	2,976
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares 0.010%(E)	380	380

		3,356

TOTAL SHORT-TERM SECURITIES – 3.9%		$3,356

(Cost: $3,356)

TOTAL INVESTMENT SECURITIES – 100.5%		$86,830

(Cost: $84,429)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.5)%		(397)

NET ASSETS – 100.0%		$86,433

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	All or a portion of securities with an aggregate value of $2,765 are on loan.

(B)	No dividends were paid during the preceding 12 months.

(C)	Securities whose value was determined using significant unobservable inputs.

(D)	Rate shown is the annualized 7-day yield at September 30, 2021.

(E)	Investment made with cash collateral received from securities on loan.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of September 30, 2021:

	Level 1	Level 2	Level 3

Assets
Investments in Securities
Common Stocks
Consumer Staples	$3,400	$—	$—
Energy	34,872	3,249	—
Industrials	7,536	—	—
Information Technology	1,062	—	—
Materials	23,102	9,481	—	*
Utilities	772	—	—

Total Common Stocks	$70,744	$12,730	$—	*
Short-Term Securities	3,356	—	—

Total	$74,100	$12,730	$—	*

During the period ended September 30, 2021, there were no transfers in or out of level 3.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

For Federal income tax purposes, cost of investments owned at September 30, 2021 and the related unrealized appreciation (depreciation) were as follows:

Cost	$84,429

Gross unrealized appreciation	10,751

For Federal income tax purposes, cost of investments owned at September 30, 2021 and the related unrealized appreciation (depreciation) were as follows:

Gross unrealized depreciation	(8,350)

Net unrealized appreciation	$2,401